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                                                FILE NUMBER 028-00568

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                                   FORM 13 F
               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                               Washington, D.C.

          Report for the Calendar Year or Quarter Ended June 30, 2012

                      If amended report check here: _____

Name of Institutional Investment Manager:

Torray LLC

Business Address:

7501 Wisconsin Avenue, Suite 750 West, Bethesda, MD 20814-6519

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President (301) 493-4600

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 13th day of August, 2012.


                                             By:  /s/  William M Lane
                                                  ------------------------------
                                                  William M Lane, Vice President
                                                  for Torray LLC

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Torray LLC
FORM 13F
As of June 30, 2012

                                                                               Voting Authority
                                                                               ---------------
                                              Value   Shares/ Sh/ Put/ Invstmt  Other
Name of Issuer               Class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers   Sole  Shared None
--------------               ----- --------- -------- ------- --- ---- ------- --------  ------ ------ ----
3M Company..................  COM  88579Y101  11523   128600  SH        Sole             128600
AT&T........................  COM  00206R102  14023   393230  SH        Sole             393230
Abbott Labs.................  COM  002824100   7653   118700  SH        Sole             118700
Accenture...................  COM  G1151C101   3051    50776  SH        Sole              50776
Adobe Systems...............  COM  00724F101   2219    68536  SH        Sole              68536
American Express............  COM  025816109  13790   236903  SH        Sole             236903
American Tower..............  COM  03027X100   4093    58547  SH        Sole              58547
Amphenol....................  COM  032095101   2578    46937  SH        Sole              46937
Apple.......................  COM  037833100   4026     6894  SH        Sole               6894
Automatic Data Processing...  COM  053015103   7906   142036  SH        Sole             142036
Baxter International........  COM  071813109  13790   259460  SH        Sole             259460
Becton Dickinson............  COM  075887109  10779   144200  SH        Sole             144200
Boardwalk Pipeline Partners.  COM  096627104    276    10000  SH        Sole              10000
Chesapeake Energy Corp......  COM  165167107   8561   460280  SH        Sole             460280
Chubb.......................  COM  171232101  14724   202200  SH        Sole             202200
Cintas......................  COM  172908105  12949   335386  SH        Sole             335386
Cisco Systems...............  COM  17275R102  10077   586870  SH        Sole             586870
Coach.......................  COM  189754104   1623    27760  SH        Sole              27760
Colgate-Palmolive...........  COM  194162103  11329   108829  SH        Sole             108829
Compass Minerals............  COM  20451N101   2022    26512  SH        Sole              26512
ConocoPhillips..............  COM  20825C104    954    17075  SH        Sole              17075
Core Laboratories...........  COM  N22717107   1543    13312  SH        Sole              13312
Cummins.....................  COM  231021106   2415    24921  SH        Sole              24921
Danaher.....................  COM  235851102   3251    62425  SH        Sole              62425
Dupont (EI) deNemours.......  COM  263534109  11129   220080  SH        Sole             220080
E M C Corporation...........  COM  268648102  11073   432036  SH        Sole             432036
EOG Resources...............  COM  26875P101   2813    31214  SH        Sole              31214
Eaton.......................  COM  278058102   8122   204940  SH        Sole             204940
Enbridge....................  COM  29250N105   3610    90435  SH        Sole              90435
Enbridge Energy Partners....  COM  29250R106    354    11500  SH        Sole              11500
Enterprise Products Prtnrs..  COM  293792107    512    10000  SH        Sole              10000
Fiserv......................  COM  337738108   2838    39296  SH        Sole              39296
Franklin Resources..........  COM  354613101   2359    21250  SH        Sole              21250
Gannett.....................  COM  364730101  11186   759410  SH        Sole             759410
General Electric............  COM  369604103  16223   778465  SH        Sole             778465
Genl Dynamics Corp..........  COM  369550108   9597   145500  SH        Sole             145500
Gilead Sciences.............  COM  375558103   2866    55896  SH        Sole              55896
Hewlett Packard.............  COM  428236103   7117   353920  SH        Sole             353920
Intel.......................  COM  458140100  12224   458686  SH        Sole             458686
Intl Business Machines......  COM  459200101  14035    71760  SH        Sole              71760
JPMorgan Chase..............  COM  46625H100    318     8900  SH        Sole               8900
Johnson & Johnson...........  COM  478160104  14126   209087  SH        Sole             209087

Torray LLC
FORM 13F
As of June 30, 2012

                                                                               Voting Authority
                                                                               ---------------
                                              Value   Shares/ Sh/ Put/ Invstmt  Other
Name of Issuer               Class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers   Sole  Shared None
--------------               ----- --------- -------- ------- --- ---- ------- --------  ------ ------ ----
Kinder Morgan Energy LP.....  COM  494550106     393    5000  SH        Sole               5000
Kraft Foods.................  COM  50075N104    6855  177500  SH        Sole             177500
Lockheed Martin.............  COM  539830109     374    4300  SH        Sole               4300
Loews.......................  COM  540424108   14834  362600  SH        Sole             362600
MICROS Systems..............  COM  594901100    2454   47930  SH        Sole              47930
Marsh & McLennan............  COM  571748102   12488  387475  SH        Sole             387475
Merck.......................  COM  58933Y105     641   15350  SH        Sole              15350
Nike........................  COM  654106103    2047   23324  SH        Sole              23324
Novo-Nordisk................  COM  670100205    1961   13495  SH        Sole              13495
Oracle......................  COM  68389X105    2840   95613  SH        Sole              95613
PepsiCo.....................  COM  713448108    2366   33481  SH        Sole              33481
Plains All Amer Pipeline LP.  COM  726503105     404    5000  SH        Sole               5000
Praxair.....................  COM  74005P104    2573   23662  SH        Sole              23662
Precision Castparts.........  COM  740189105    2409   14645  SH        Sole              14645
Procter Gamble..............  COM  742718109    9350  152650  SH        Sole             152650
Progress Energy.............  COM  743263105     469    7800  SH        Sole               7800
Qualcomm....................  COM  747525103    2362   42415  SH        Sole              42415
Schlumberger................  COM  806857108     362    5575  SH        Sole               5575
Seadrill Limited............  COM  G7945E105     266    7500  SH        Sole               7500
Sysco.......................  COM  871829107   12430  416970  SH        Sole             416970
Tupperware Brands...........  COM  899896104   11235  205176  SH        Sole             205176
United Technologies.........  COM  913017109    2814   37262  SH        Sole              37262
UnitedHealth Group..........  COM  91324P102    9318  159290  SH        Sole             159290
Varian Medical Systems......  COM  92220P105    1998   32879  SH        Sole              32879
Vertex Pharmaceuticals......  COM  92532F100    2466   44103  SH        Sole              44103
Visa........................  COM  92826C839    3355   27140  SH        Sole              27140
Walgreen....................  COM  931422109    3634  122850  SH        Sole             122850
Wellpoint Hlth Ntwk.........  COM  94973V107    6836  107170  SH        Sole             107170
Wells Fargo.................  COM  949746101   13761  411500  SH        Sole             411500
Western Union...............  COM  959802109   11490  682300  SH        Sole             682300
Williams Partners...........  COM  96950F104     261    5000  SH        Sole               5000
XL Group....................  COM  G98290102     286   13600  SH        Sole              13600
                                              ------
                                              440989
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